Offerings	Feb. 04, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	NextEra Energy Capital Holdings, Inc. 2.989% Debentures, Series due February 10, 2030
Amount Registered | shares	772,525,000
Maximum Aggregate Offering Price	$ 772,525,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 106,685.70
Offering Note	These "Calculation of Filing Fee Tables" shall be deemed to update the "Calculation of Registration Fee" table in Registration Statement Nos. 333-278184 and 333-278184-02. The total amount of the registration fee is calculated based on the total maximum aggregate offering price of the 2.989% Debentures, Series due February 10, 2030 (the "2030 Debentures") and the 3.624% Debentures, Series due February 10, 2034 (the "2034 Debentures" and together with the 2030 Debentures, the "Debentures") of Euro1,300,000,000. The amount to be registered and the maximum aggregate offering price for the Debentures is based on the euro/U.S. dollar exchange rate of Euro1.00 = U.S. $1.1885 as of January 30, 2026, as published by the Board of Governors of the Federal Reserve System.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	NextEra Energy, Inc. Guarantee of 2.989% Debentures, Series due February 10, 2030
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	NextEra Energy, Inc. has agreed to absolutely, irrevocably and unconditionally guarantee the payment of principal, interest and premium, if any, on each of the Debentures. The value attributable to the NextEra Energy, Inc. guarantees, if any, are reflected in the offering price of each such Debenture, as applicable. Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no separate fee for the NextEra Energy, Inc. guarantees is payable.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	NextEra Energy Capital Holdings, Inc. 3.624% Debentures, Series due February 10, 2034
Amount Registered | shares	772,525,000
Maximum Aggregate Offering Price	$ 772,525,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 106,685.70
Offering Note	See Offering Note (1).
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	NextEra Energy, Inc. Guarantee of 3.624% Debentures, Series due February 10, 2034
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	See Offering Note (2).